Financial Instruments, Credit Risk (Details) $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($) Customer	Aug. 31, 2018 USD ($) Customer	Aug. 31, 2017 USD ($) Customer
Financial Instruments [Abstract]
Period of payment profiles of sales used in calculating expected loss rates	60 months
Percentage of total sales represent for top customer			10.10%
Number of customers representing more than 10% of total sales | Customer	0	0	1
Trade account receivable [Abstract]
Trade accounts receivable	$ 51,517	$ 47,273
Changes in allowance for doubtful accounts [Abstract]
Balance - Beginning of year	772	2,960
IFRS 9 adoption initial adjustment (note 2)	303	0
Addition charged to earnings	864	834
Writeoff of uncollectible accounts and reversal	(404)	(3,022)
Balance - End of year	1,535	772	$ 2,960
Current [Member]
Trade account receivable [Abstract]
Trade accounts receivable	39,054	34,344
Past Due, 0 to 30 days [Member]
Trade account receivable [Abstract]
Trade accounts receivable	3,529	6,011
Past Due, 31 to 60 days [Member]
Trade account receivable [Abstract]
Trade accounts receivable	2,006	2,556
Past Due, More than 60 days [Member]
Trade account receivable [Abstract]
Trade accounts receivable	$ 6,928	$ 4,362